Derivatives (Summary of Fair Values of Non-Trading Derivative Instruments Categorized by Hedging Relationships) (Details) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	$ 82,972	$ 78,061
Derivative financial liabilities	79,356	68,368
Derivatives held or issued for non trading purposes [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	14,782	10,090
Derivative financial liabilities	6,803	5,315
Derivatives held or issued for non trading purposes [member] | Interest rate contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	1,680	2,029
Derivative financial liabilities	2,008	2,808
Derivatives held or issued for non trading purposes [member] | Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	9,891	7,115
Derivative financial liabilities	1,792	1,038
Derivatives held or issued for non trading purposes [member] | Credit contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	0	1
Derivative financial liabilities	128	107
Derivatives held or issued for non trading purposes [member] | Other contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	3,211	945
Derivative financial liabilities	2,875	1,362
Derivatives in qualifying hedging relationships [member] | Derivatives held or issued for non trading purposes [member] | Fair value hedges [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	1,275	932
Derivative financial liabilities	300	309
Derivatives in qualifying hedging relationships [member] | Derivatives held or issued for non trading purposes [member] | Fair value hedges [member] | Interest rate contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	1,275	932
Derivative financial liabilities	300	309
Derivatives in qualifying hedging relationships [member] | Derivatives held or issued for non trading purposes [member] | Fair value hedges [member] | Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	0	0
Derivative financial liabilities	0	0
Derivatives in qualifying hedging relationships [member] | Derivatives held or issued for non trading purposes [member] | Fair value hedges [member] | Credit contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	0	0
Derivative financial liabilities	0	0
Derivatives in qualifying hedging relationships [member] | Derivatives held or issued for non trading purposes [member] | Fair value hedges [member] | Other contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	0	0
Derivative financial liabilities	0	0
Derivatives in qualifying hedging relationships [member] | Derivatives held or issued for non trading purposes [member] | Cash flow hedges [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	11,658	7,405
Derivative financial liabilities	2,277	2,268
Derivatives in qualifying hedging relationships [member] | Derivatives held or issued for non trading purposes [member] | Cash flow hedges [member] | Interest rate contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	199	123
Derivative financial liabilities	771	1,290
Derivatives in qualifying hedging relationships [member] | Derivatives held or issued for non trading purposes [member] | Cash flow hedges [member] | Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	9,651	6,945
Derivative financial liabilities	1,485	846
Derivatives in qualifying hedging relationships [member] | Derivatives held or issued for non trading purposes [member] | Cash flow hedges [member] | Credit contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	0	0
Derivative financial liabilities	0	0
Derivatives in qualifying hedging relationships [member] | Derivatives held or issued for non trading purposes [member] | Cash flow hedges [member] | Other contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	1,808	337
Derivative financial liabilities	21	132
Derivatives in qualifying hedging relationships [member] | Derivatives held or issued for non trading purposes [member] | Hedges of net investment in foreign operations [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	11	0
Derivative financial liabilities	286	0
Derivatives in qualifying hedging relationships [member] | Derivatives held or issued for non trading purposes [member] | Hedges of net investment in foreign operations [member] | Interest rate contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	0	0
Derivative financial liabilities	0	0
Derivatives in qualifying hedging relationships [member] | Derivatives held or issued for non trading purposes [member] | Hedges of net investment in foreign operations [member] | Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	11	0
Derivative financial liabilities	286	0
Derivatives in qualifying hedging relationships [member] | Derivatives held or issued for non trading purposes [member] | Hedges of net investment in foreign operations [member] | Credit contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	0	0
Derivative financial liabilities	0	0
Derivatives in qualifying hedging relationships [member] | Derivatives held or issued for non trading purposes [member] | Hedges of net investment in foreign operations [member] | Other contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	0	0
Derivative financial liabilities	0	0
Derivatives not in qualifying hedging relationship [member] | Derivatives held or issued for non trading purposes [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	1,838	1,753
Derivative financial liabilities	3,940	2,738
Derivatives not in qualifying hedging relationship [member] | Derivatives held or issued for non trading purposes [member] | Interest rate contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	206	974
Derivative financial liabilities	937	1,209
Derivatives not in qualifying hedging relationship [member] | Derivatives held or issued for non trading purposes [member] | Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	229	170
Derivative financial liabilities	21	192
Derivatives not in qualifying hedging relationship [member] | Derivatives held or issued for non trading purposes [member] | Credit contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	0	1
Derivative financial liabilities	128	107
Derivatives not in qualifying hedging relationship [member] | Derivatives held or issued for non trading purposes [member] | Other contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	1,403	608
Derivative financial liabilities	$ 2,854	$ 1,230